Investment Objectives and Goals	Apr. 30, 2026
Muzinich Dynamic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Muzinich Dynamic Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Muzinich Dynamic Income Fund (the “Dynamic Income Fund” or the “Fund”) seeks primarily to provide a high level of income and capital appreciation.
Muzinich Flexible U.S. High Yield Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Muzinich Flexible U.S. High Yield Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Muzinich Flexible U.S. High Yield Income Fund (the “Flexible U.S. High Yield Income Fund” or the “Fund”) seeks to provide a high level of income on a risk-adjusted basis over a full market cycle.
Muzinich Low Duration Fund
Prospectus [Line Items]
Risk/Return [Heading]	Muzinich Low Duration Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Muzinich Low Duration Fund (the “Low Duration Fund” or the “Fund”) seeks to protect capital and generate positive returns under most market conditions.